10 Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	R$ 1,902,340	R$ 1,878,369	R$ 1,796,865
Accounts receivable related to the concession, current	4,515
Accounts receivable related to the concession, noncurrent	1,897,825
Restated [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession			65,811
Accounts receivable related to the concession, current		4,545		R$ 4,180
Accounts receivable related to the concession, noncurrent		1,873,824		R$ 1,792,685
Power distribution service concession [member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	960,518
Power distribution service concession [member] | Restated [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession		836,818	783,023
Piped gas distribution service concession [member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	189,416
Piped gas distribution service concession [member] | Restated [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession		324,385	322,259
Bonus from the grant of concession agreements under the quota system [member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	671,204
Bonus from the grant of concession agreements under the quota system [member] | Restated [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession		647,984	R$ 625,772
Generation concession agreements [member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	R$ 81,202
Generation concession agreements [member] | Restated [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession		R$ 69,182